Assumptions Used in Estimating Fair Value of Award Grants (Detail) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Interest rates range minimum	1.20%	1.30%	0.60%
Interest rates range maximum	1.90%	1.80%	1.10%
Lower Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.28	$ 0.23	$ 0.20
Upper Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.31	$ 0.28	$ 0.23